Summary of Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Detail) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Basic common shares outstanding	445.0	442.6	439.2
Dilutive effect of stock awards	1.4	2.0	1.4
Diluted common shares outstanding	446.4	444.6	440.6
Net income per share - basic	$ 0.65	$ 0.22	$ 0.10
Net income per share - diluted	$ 0.65	$ 0.22	$ 0.10